Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Summary of Inventories
Raw materials and supplies	$ 1,224	$ 1,416
Goods in process	2,612	2,262
Finished goods	4,042	3,817
Total inventories	$ 7,878	$ 7,495